Note 15 - Transactions With Executive Officers and Directors	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
15
- Transactions with Executive Officers and Directors

Certain directors and executive officers of the Company, their families and their affiliates are customers of the Bank. Any transactions with such parties, including loans and commitments, are in the ordinary course of business at normal terms, including interest rate and collateralization, prevailing at the time and do not
represent more than normal risks of collectability.
None
of these individuals were indebted to the Company for loans at
December
31,
2019
and
2018,
respectively.